CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 4,644,462	$ 2,615,805	$ 2,246,050
Short-term investments, restricted	53,257	53,248	52,840
Accounts and other receivable, net	2,132,403	1,733,742	1,480,463
Inventory	1,801,909	1,170,097	548,159
Prepaid expenses and other current assets	1,624,224	737,445	695,567
Deferred costs, current portion	211,776	136,436	136,436
Total current assets	10,468,031	6,446,773	5,159,515
Property and equipment, net	894,621	2,440,081	978,893
Deferred costs	538,488	180,783	317,219
Intangible assets, net	33,860,537	34,135,287	2,916,042
Goodwill	1,128,517	1,128,517	706,823
Total assets	46,890,194	44,331,441	10,078,492
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	5,176,773	2,812,371	1,849,133
Deferred revenues, current portion	2,502,254	0	654,721
Dividends payable on preferred stock		0	105,533
Derivative liabilities, current portion		0	528,467
Note payable, current portion	1,800,000	0
Total current liabilities	9,479,027	2,812,371	3,137,854
Notes payable	4,034,010	2,100,000	2,100,000
Deferred revenues	1,542,446	0
Derivative and other liabilities	913,087	1,415,159	1,559,055
Total liabilities	15,968,570	6,327,530	6,796,909
Commitments and contingencies
Conditionally redeemable common stock (909,091 issued and outstanding)	500,000	0
Stockholders' equity
Common stock; $.0001 par value, authorized 200,000,000 shares; 2013 issued and outstanding - 105,190,479 shares; 2012 issued and outstanding - 93,808,386 shares	10,428	9,381	5,554
Common stock issuable	432,100	489,100	0
Additional paid-in capital	116,309,680	108,485,646	54,458,170
Accumulated deficit	(86,330,584)	(70,980,216)	(51,182,158)
Total stockholders' equity	30,421,624	38,003,911	3,281,583
Total liabilities and stockholders' equity	46,890,194	44,331,441	10,078,492
Series A Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Dividends payable on preferred stock		0	21,388
Stockholders' equity
Convertible preferred stock		0	10
Total stockholders' equity		0	10
Series B Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Dividends payable on preferred stock		0	15,206
Stockholders' equity
Convertible preferred stock		0	7
Total stockholders' equity		0	7
Series D Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Dividends payable on preferred stock		0	68,939
Stockholders' equity
Convertible preferred stock		0	0
Total stockholders' equity		$ 0	$ 0